Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-6.00%
Alphabet, Inc., Class A(b)	8,939	$13,300,785
Alphabet, Inc., Class C(b)	8,916	13,222,071
Charter Communications, Inc., Class A(b)	48,752	28,276,160
Facebook, Inc., Class A(b)	173,568	44,028,995
Netflix, Inc.(b)	67,940	33,214,507
Take-Two Interactive Software, Inc.(b)	101,998	16,729,712
		148,772,230
Consumer Discretionary-16.25%
Amazon.com, Inc.(b)	10,836	34,292,473
AutoZone, Inc.(b)	13,999	16,902,673
Booking Holdings, Inc.(b)	5,478	9,105,148
CarMax, Inc.(b)	225,304	21,847,729
Chipotle Mexican Grill, Inc.(b)	29,559	34,145,374
D.R. Horton, Inc.	433,541	28,683,073
Dollar General Corp.	113,978	21,701,411
Domino’s Pizza, Inc.	56,840	21,974,912
eBay, Inc.	478,469	26,449,766
Garmin Ltd.	145,200	14,315,268
Hilton Worldwide Holdings, Inc.	310,777	23,323,814
NVR, Inc.(b)	6,046	23,761,687
O’Reilly Automotive, Inc.(b)	34,526	16,482,022
PulteGroup, Inc.	899,550	39,220,380
Ross Stores, Inc.	119,511	10,716,551
Starbucks Corp.	191,262	14,637,281
Tiffany & Co.	81,668	10,237,900
TJX Cos., Inc. (The)	164,768	8,566,288
Wynn Resorts Ltd.	98,171	7,110,526
Yum! Brands, Inc.	210,058	19,125,781
		402,600,057
Consumer Staples-0.63%
Estee Lauder Cos., Inc. (The), Class A	78,755	15,557,263
Energy-1.07%
ConocoPhillips	374,597	14,006,182
Hess Corp.	255,913	12,593,478
		26,599,660
Financials-5.69%
Cboe Global Markets, Inc.	179,543	15,745,921
MarketAxess Holdings, Inc.	53,898	27,849,097
Moody’s Corp.	72,788	20,475,264
MSCI, Inc.	106,982	40,223,092
S&P Global, Inc.	50,042	17,527,211
Synchrony Financial	865,034	19,143,202
		140,963,787
Health Care-10.08%
Align Technology, Inc.(b)	90,606	26,621,855
DexCom, Inc.(b)	101,867	44,367,153
Edwards Lifesciences Corp.(b)	308,185	24,164,786
IDEXX Laboratories, Inc.(b)	45,826	18,227,292
Incyte Corp.(b)	375,362	37,070,751
Intuitive Surgical, Inc.(b)	23,189	15,894,668
ResMed, Inc.	96,723	19,587,375
Thermo Fisher Scientific, Inc.	36,182	14,977,539
Vertex Pharmaceuticals, Inc.(b)	127,791	34,759,152
West Pharmaceutical Services, Inc.	51,882	13,949,513
		249,620,084
Industrials-13.06%
Allegion PLC	90,588	9,009,882
AMETEK, Inc.	149,077	13,901,430
	Shares	Value
Industrials-(continued)
Cintas Corp.	71,002	$21,433,374
Copart, Inc.(b)	315,058	29,379,158
Fortune Brands Home & Security, Inc.	237,063	18,135,320
Kansas City Southern	112,290	19,297,037
L3Harris Technologies, Inc.	104,761	17,634,419
Lockheed Martin Corp.	36,944	14,000,668
Masco Corp.	389,239	22,248,901
Northrop Grumman Corp.	55,602	18,071,206
Old Dominion Freight Line, Inc.	162,125	29,639,692
PACCAR, Inc.	269,473	22,926,763
Roper Technologies, Inc.	28,871	12,485,264
Teledyne Technologies, Inc.(b)	69,227	21,231,921
TransDigm Group, Inc.	51,768	22,342,033
United Rentals, Inc.(b)	205,683	31,956,968
		323,694,036
Information Technology-38.25%
Adobe, Inc.(b)	86,332	38,359,034
Advanced Micro Devices, Inc.(b)	273,601	21,184,925
Analog Devices, Inc.	110,434	12,683,345
ANSYS, Inc.(b)	106,242	32,998,765
Apple, Inc.	82,022	34,862,631
Applied Materials, Inc.	491,836	31,639,810
Arista Networks, Inc.(b)	55,248	14,351,773
Autodesk, Inc.(b)	74,465	17,605,760
Broadcom, Inc.	68,210	21,605,518
Cadence Design Systems, Inc.(b)	300,946	32,878,351
CDW Corp.	161,487	18,772,864
Fiserv, Inc.(b)	184,538	18,415,047
FleetCor Technologies, Inc.(b)	94,350	24,396,080
Fortinet, Inc.(b)	298,943	41,343,817
Intuit, Inc.	45,515	13,944,431
Keysight Technologies, Inc.(b)	179,815	17,961,720
KLA Corp.	163,741	32,720,364
Lam Research Corp.	123,210	46,469,884
Mastercard, Inc., Class A	104,393	32,208,372
Microchip Technology, Inc.	237,792	24,190,580
Micron Technology, Inc.(b)	657,112	32,891,741
Microsoft Corp.	146,086	29,949,091
Motorola Solutions, Inc.	78,641	10,994,012
NVIDIA Corp.	73,628	31,261,713
Paycom Software, Inc.(b)	143,864	40,910,606
PayPal Holdings, Inc.(b)	214,362	42,029,957
Qorvo, Inc.(b)	130,047	16,665,523
QUALCOMM, Inc.	152,727	16,129,498
salesforce.com, inc.(b)	113,506	22,116,644
ServiceNow, Inc.(b)	135,490	59,507,208
Synopsys, Inc.(b)	157,638	31,404,642
Tyler Technologies, Inc.(b)	66,909	23,903,240
Visa, Inc., Class A	129,995	24,751,048
Western Union Co. (The)	425,669	10,335,243
Xerox Holdings Corp.	762,331	12,692,811
Zebra Technologies Corp., Class A(b)	48,180	13,526,535
		947,662,583
Materials-4.94%
Air Products and Chemicals, Inc.	53,570	15,354,769
Celanese Corp.	104,386	10,146,319
Dow, Inc.	503,611	20,678,268
FMC Corp.	285,299	30,255,959
Martin Marietta Materials, Inc.	51,323	10,633,099
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	36,445	$23,613,445
Vulcan Materials Co.	98,729	11,592,759
		122,274,618
Real Estate-3.20%
American Tower Corp.	55,562	14,523,351
CBRE Group, Inc., Class A(b)	494,357	21,657,780
Equinix, Inc.	29,875	23,466,215
SBA Communications Corp., Class A	62,944	19,609,574
		79,256,920
Utilities-0.81%
NRG Energy, Inc.	594,268	20,092,201
Total Common Stocks & Other Equity Interests (Cost $2,158,019,608)		2,477,093,439
	Shares	Value
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $467,784)	467,784	$467,784
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $2,158,487,392)		2,477,561,223
OTHER ASSETS LESS LIABILITIES-0.00%		62,766
NET ASSETS-100.00%		$2,477,623,989

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$199,850	$4,328,819	$(4,060,885)	$-	$-	$467,784	$109
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	825	(825)	-	-	-	-
Total	$199,850	$4,329,644	$(4,061,710)	$-	$-	$467,784	$109

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-2.96%
AT&T, Inc.	114,777	$3,395,104
DISH Network Corp., Class A(b)	138,250	4,439,207
News Corp., Class A	582,567	7,410,252
News Corp., Class B	182,489	2,328,560
		17,573,123
Consumer Discretionary-14.53%
Best Buy Co., Inc.	53,860	5,363,917
BorgWarner, Inc.	120,497	4,410,190
Carnival Corp.	139,716	1,939,258
Ford Motor Co.	1,946,798	12,868,335
Gap, Inc. (The)	724,397	9,685,188
General Motors Co.	444,401	11,061,141
Kohl’s Corp.	282,044	5,370,118
L Brands, Inc.	316,922	7,736,066
Lennar Corp., Class A	137,843	9,972,941
Mohawk Industries, Inc.(b)	50,478	4,030,668
Norwegian Cruise Line Holdings Ltd.(b)(c)	56,229	766,964
PVH Corp.	90,958	4,426,016
Whirlpool Corp.	53,340	8,700,821
		86,331,623
Consumer Staples-8.56%
Archer-Daniels-Midland Co.	298,618	12,789,809
JM Smucker Co. (The)	38,871	4,250,544
Kraft Heinz Co. (The)	130,501	4,486,624
Kroger Co. (The)	439,013	15,273,262
Molson Coors Beverage Co., Class B	198,000	7,428,960
Walgreens Boots Alliance, Inc.	162,867	6,630,316
		50,859,515
Energy-11.68%
Baker Hughes Co., Class A	690,562	10,696,805
Chevron Corp.	40,317	3,384,209
Concho Resources, Inc.	124,131	6,521,843
Devon Energy Corp.	317,911	3,334,886
Diamondback Energy, Inc.	96,524	3,847,447
Exxon Mobil Corp.	72,174	3,037,082
Halliburton Co.	229,900	3,294,467
HollyFrontier Corp.	215,188	5,917,670
Kinder Morgan, Inc.	177,659	2,504,992
Marathon Oil Corp.(b)	865,397	4,751,029
Marathon Petroleum Corp.	283,000	10,810,600
Occidental Petroleum Corp.	126,019	1,983,539
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	15,493	86,761
TechnipFMC PLC (United Kingdom)	353,918	2,841,962
Valero Energy Corp.	114,390	6,432,150
		69,445,442
Financials-33.49%
Aflac, Inc.	89,221	3,173,591
Allstate Corp. (The)	55,421	5,231,188
American International Group, Inc.	240,576	7,732,113
Assurant, Inc.	46,808	5,030,456
Bank of America Corp.	138,724	3,451,453
Bank of New York Mellon Corp. (The)	102,165	3,662,615
Berkshire Hathaway, Inc., Class B(b)	98,311	19,247,328
Capital One Financial Corp.	87,130	5,558,894
Chubb Ltd.	31,323	3,985,538
Citigroup, Inc.	105,631	5,282,606
Citizens Financial Group, Inc.	235,993	5,854,986
Comerica, Inc.	56,233	2,166,095
	Shares	Value
Financials-(continued)
Everest Re Group Ltd.	20,711	$4,531,360
Fifth Third Bancorp	201,202	3,995,872
Franklin Resources, Inc.	170,375	3,586,394
Globe Life, Inc.	31,101	2,475,640
Goldman Sachs Group, Inc. (The)	33,970	6,724,701
Hartford Financial Services Group, Inc. (The)	97,920	4,143,974
Huntington Bancshares, Inc.	241,128	2,235,256
Invesco Ltd.(d)	600,321	6,027,223
KeyCorp	238,797	2,867,952
Lincoln National Corp.	245,197	9,138,492
Loews Corp.	221,600	8,068,456
M&T Bank Corp.	19,482	2,064,118
MetLife, Inc.	294,376	11,142,132
Morgan Stanley	136,899	6,691,623
People’s United Financial, Inc.	438,934	4,736,098
Principal Financial Group, Inc.	175,034	7,426,693
Prudential Financial, Inc.	167,119	10,590,331
Raymond James Financial, Inc.	35,117	2,439,929
Regions Financial Corp.	385,349	4,184,890
State Street Corp.	60,615	3,866,631
Travelers Cos., Inc. (The)	43,648	4,994,204
Truist Financial Corp.	62,195	2,329,825
Unum Group	528,246	9,101,679
Wells Fargo & Co.	81,768	1,983,692
Zions Bancorporation N.A.	101,603	3,299,049
		199,023,077
Health Care-11.45%
AmerisourceBergen Corp.	107,402	10,760,606
Anthem, Inc.	16,196	4,434,465
Centene Corp.(b)	180,635	11,786,434
Cigna Corp.	43,702	7,546,898
CVS Health Corp.	154,352	9,714,915
McKesson Corp.	62,002	9,310,220
Mylan N.V.(b)	561,686	9,048,762
Perrigo Co. PLC	102,820	5,451,516
		68,053,816
Industrials-3.39%
Alaska Air Group, Inc.	63,223	2,177,400
American Airlines Group, Inc.(c)	339,897	3,779,655
Delta Air Lines, Inc.	80,789	2,017,301
FedEx Corp.	31,165	5,248,186
Textron, Inc.	123,207	4,304,853
United Airlines Holdings, Inc.(b)	83,556	2,621,987
		20,149,382
Information Technology-2.14%
DXC Technology Co.	235,676	4,220,957
Hewlett Packard Enterprise Co.	540,449	5,334,232
HP, Inc.	181,940	3,198,505
		12,753,694
Materials-9.47%
Corteva, Inc.	367,802	10,504,425
DuPont de Nemours, Inc.	164,638	8,804,840
Eastman Chemical Co.	55,924	4,173,608
International Paper Co.	91,770	3,192,678
Mosaic Co. (The)	658,647	8,871,975
Newmont Corp.	92,623	6,409,512
Nucor Corp.	122,645	5,144,958
Westrock Co.	341,389	9,169,709
		56,271,705
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Real Estate-0.33%
Host Hotels & Resorts, Inc.	180,977	$1,950,932
Utilities-1.88%
CenterPoint Energy, Inc.	162,299	3,085,304
Duke Energy Corp.	38,052	3,224,526
Exelon Corp.	125,505	4,845,748
		11,155,578
Total Common Stocks & Other Equity Interests (Cost $793,402,255)		593,567,887
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $30,039)	30,039	30,039
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $793,432,294)		593,597,926
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.79%
Invesco Private Government Fund, 0.06%(d)(e)(f)	3,503,661	$3,503,661
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,167,653	1,167,887
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,671,514)		4,671,548
TOTAL INVESTMENTS IN SECURITIES-100.67% (Cost $798,103,808)		598,269,474
OTHER ASSETS LESS LIABILITIES-(0.67)%		(4,007,141)
NET ASSETS-100.00%		$594,262,333

Investment Abbreviations:
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Ltd.	$4,553,403	$1,183,416	$(425,142)	$741,979	$(26,433)	$6,027,223	$82,254
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	129,990	3,963,176	(4,063,127)	-	-	30,039	107
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,332,789	22,051,592	(22,880,720)	-	-	3,503,661	494
Invesco Private Prime Fund	-	5,095,424	(3,927,763)	34	192	1,167,887	243
Total	$9,016,182	$32,293,608	$(31,296,752)	$742,013	$(26,241)	$10,728,810	$83,098

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-17.12%
Alphabet, Inc., Class A(b)	30,202	$44,939,066
Alphabet, Inc., Class C(b)	29,435	43,650,928
AT&T, Inc.	717,153	21,213,386
Comcast Corp., Class A	458,445	19,621,446
Facebook, Inc., Class A(b)	242,027	61,394,989
Netflix, Inc.(b)	44,268	21,641,740
Verizon Communications, Inc.	416,503	23,940,592
Walt Disney Co. (The)	181,808	21,260,627
		257,662,774
Consumer Discretionary-12.55%
Amazon.com, Inc.(b)	42,169	133,451,391
Home Depot, Inc. (The)	108,256	28,740,885
McDonald’s Corp.	74,842	14,540,304
NIKE, Inc., Class B	124,813	12,182,997
		188,915,577
Consumer Staples-7.66%
Coca-Cola Co. (The)	389,063	18,379,336
Costco Wholesale Corp.	44,439	14,466,228
PepsiCo, Inc.	139,654	19,224,770
Philip Morris International, Inc.	156,730	12,038,431
Procter & Gamble Co. (The)	249,182	32,672,744
Walmart, Inc.	142,524	18,442,605
		115,224,114
Energy-2.24%
Chevron Corp.	187,917	15,773,753
Exxon Mobil Corp.	425,582	17,908,491
		33,682,244
Financials-6.51%
Bank of America Corp.	785,900	19,553,192
Berkshire Hathaway, Inc., Class B(b)	195,671	38,308,468
Citigroup, Inc.	209,542	10,479,196
JPMorgan Chase & Co.	306,692	29,638,715
		97,979,571
Health Care-14.24%
Abbott Laboratories	178,039	17,917,845
AbbVie, Inc.	177,382	16,835,326
Amgen, Inc.	59,206	14,485,932
Bristol-Myers Squibb Co.	227,748	13,359,698
Eli Lilly and Co.	84,768	12,739,783
	Shares	Value
Health Care-(continued)
Johnson & Johnson	265,179	$38,652,491
Medtronic PLC	134,982	13,023,063
Merck & Co., Inc.	254,059	20,385,694
Pfizer, Inc.	559,110	21,514,553
Thermo Fisher Scientific, Inc.	39,753	16,455,754
UnitedHealth Group, Inc.	95,457	28,902,470
		214,272,609
Industrials-0.79%
Union Pacific Corp.	68,300	11,839,805
Information Technology-37.84%
Accenture PLC, Class A	64,120	14,412,894
Adobe, Inc.(b)	48,492	21,545,965
Apple, Inc.	410,089	174,304,229
Broadcom, Inc.	40,240	12,746,020
Cisco Systems, Inc.	426,859	20,105,059
Intel Corp.	426,165	20,340,855
International Business Machines Corp.	89,369	10,987,025
Mastercard, Inc., Class A	88,955	27,445,286
Microsoft Corp.	763,292	156,482,493
NVIDIA Corp.	61,914	26,288,065
Oracle Corp.	209,494	11,616,442
PayPal Holdings, Inc.(b)	118,183	23,172,141
salesforce.com, inc.(b)	90,688	17,670,557
Visa, Inc., Class A	169,813	32,332,395
		569,449,426
Utilities-0.92%
NextEra Energy, Inc.	49,265	13,828,686
Total Common Stocks & Other Equity Interests (Cost $1,105,892,232)		1,502,854,806
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $539,229)	539,229	539,229
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $1,106,431,461)		1,503,394,035
OTHER ASSETS LESS LIABILITIES-0.09%		1,379,880
NET ASSETS-100.00%		$1,504,773,915
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$314,493	$5,143,417	$(4,918,681)	$-	$-	$539,229	$168

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Growth ETF (RFG)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.31%
Cable One, Inc.	2,271	$4,139,034
Consumer Discretionary-17.89%
Boyd Gaming Corp.	77,653	1,838,046
Caesars Entertainment, Inc.(b)	70,328	2,183,684
Churchill Downs, Inc.	15,995	2,215,627
Deckers Outdoor Corp.(b)	11,356	2,376,243
Dunkin’ Brands Group, Inc.	41,727	2,867,897
Etsy, Inc.(b)	44,234	5,236,421
Five Below, Inc.(b)	31,024	3,378,824
Gentex Corp.	58,685	1,583,908
Marriott Vacations Worldwide Corp.	32,446	2,746,878
Murphy USA, Inc.(b)	37,617	4,980,867
Polaris, Inc.	17,768	1,841,298
Pool Corp.	9,368	2,966,846
RH(b)(c)	29,444	8,463,089
Scientific Games Corp.(b)	133,916	2,352,904
Skechers U.S.A., Inc., Class A(b)	88,406	2,588,528
Tempur Sealy International, Inc.(b)	18,926	1,532,060
TopBuild Corp.(b)	45,277	5,972,942
Wyndham Hotels & Resorts, Inc.	30,636	1,352,886
		56,478,948
Consumer Staples-3.66%
Boston Beer Co., Inc. (The), Class A(b)	8,351	6,767,985
Casey’s General Stores, Inc.	21,936	3,491,992
Sanderson Farms, Inc.	11,522	1,284,645
		11,544,622
Energy-0.81%
WPX Energy, Inc.(b)	429,472	2,563,948
Financials-6.89%
Brown & Brown, Inc.	59,369	2,699,508
Essent Group Ltd.	173,865	6,229,583
LendingTree, Inc.(b)(c)	16,341	5,658,725
Primerica, Inc.	18,003	2,154,239
RenaissanceRe Holdings Ltd. (Bermuda)	27,866	5,026,469
		21,768,524
Health Care-19.00%
Amedisys, Inc.(b)	12,081	2,828,887
Arrowhead Pharmaceuticals, Inc.(b)	85,859	3,697,947
Bio-Techne Corp.	12,374	3,404,830
Catalent, Inc.(b)	28,764	2,512,248
Charles River Laboratories International, Inc.(b)	13,842	2,754,419
Chemed Corp.	4,662	2,294,590
Exelixis, Inc.(b)	188,831	4,360,108
ICU Medical, Inc.(b)	8,014	1,472,412
LHC Group, Inc.(b)	14,025	2,736,418
Ligand Pharmaceuticals, Inc.(b)(c)	31,137	3,648,634
Masimo Corp.(b)	15,610	3,436,073
Penumbra, Inc.(b)	28,151	6,246,988
PRA Health Sciences, Inc.(b)	25,166	2,681,689
Quidel Corp.(b)	22,477	6,349,078
Repligen Corp.(b)	55,188	8,328,421
Syneos Health, Inc.(b)	51,902	3,238,166
		59,990,908
Industrials-18.85%
Axon Enterprise, Inc.(b)	72,806	6,052,363
Brink’s Co. (The)	17,338	768,940
Carlisle Cos., Inc.	24,923	2,967,831
Clean Harbors, Inc.(b)	21,485	1,280,506
	Shares	Value
Industrials-(continued)
FTI Consulting, Inc.(b)	32,846	$3,923,126
Generac Holdings, Inc.(b)	53,884	8,491,041
Herman Miller, Inc.	40,311	944,487
Hexcel Corp.	46,591	1,737,844
Hubbell, Inc.	17,668	2,384,650
Knight-Swift Transportation Holdings, Inc.(c)	91,035	3,959,112
Lincoln Electric Holdings, Inc.	16,588	1,499,389
MasTec, Inc.(b)	87,840	3,494,275
Mercury Systems, Inc.(b)	64,717	5,011,037
Nordson Corp.	10,904	2,111,342
Tetra Tech, Inc.	33,804	2,996,725
Timken Co. (The)	60,335	2,754,896
Toro Co. (The)	19,203	1,370,134
Trex Co., Inc.(b)	41,578	5,793,063
Woodward, Inc.	26,229	1,965,601
		59,506,362
Information Technology-25.64%
ACI Worldwide, Inc.(b)	40,212	1,077,279
Cabot Microelectronics Corp.	31,059	4,681,212
CACI International, Inc., Class A(b)	11,691	2,429,624
Cognex Corp.	40,504	2,708,502
Coherent, Inc.(b)	16,684	2,316,240
Fair Isaac Corp.(b)	10,084	4,428,792
j2 Global, Inc.(b)	36,650	2,078,788
Jabil, Inc.	127,921	4,459,326
KBR, Inc.	116,340	2,587,402
Lumentum Holdings, Inc.(b)	47,993	4,455,190
Manhattan Associates, Inc.(b)	25,520	2,444,561
MKS Instruments, Inc.	41,439	5,280,986
Monolithic Power Systems, Inc.	16,216	4,297,402
Paylocity Holding Corp.(b)	54,146	7,212,247
Perspecta, Inc.	95,656	2,047,038
Qualys, Inc.(b)	21,127	2,608,762
SolarEdge Technologies, Inc.(b)	67,145	11,757,090
Teradyne, Inc.	68,486	6,092,515
Universal Display Corp.	29,458	5,138,948
WEX, Inc.(b)	18,008	2,851,927
		80,953,831
Materials-3.58%
Eagle Materials, Inc.	16,030	1,286,087
Reliance Steel & Aluminum Co.	32,169	3,160,926
Royal Gold, Inc.	17,137	2,397,980
Scotts Miracle-Gro Co. (The)	28,074	4,451,694
		11,296,687
Real Estate-2.36%
Cousins Properties, Inc.	96,178	2,954,588
EastGroup Properties, Inc.	10,592	1,405,135
Rexford Industrial Realty, Inc.	65,815	3,088,698
		7,448,421
Total Common Stocks & Other Equity Interests (Cost $288,106,591)		315,691,285
See accompanying notes which are an integral part of this schedule.

Invesco S&P Midcap 400® Pure Growth ETF (RFG)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $28,171)	28,171	$28,171
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $288,134,762)		315,719,456
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.26%
Invesco Private Government Fund, 0.06%(d)(e)(f)	7,712,319	7,712,319
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,570,259	$2,570,773
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,283,045)		10,283,092
TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $298,417,807)		326,002,548
OTHER ASSETS LESS LIABILITIES-(3.26)%		(10,285,432)
NET ASSETS-100.00%		$315,717,116

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$80,787	$4,863,413	$(4,916,029)	$-	$-	$28,171	$29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,552,242	37,961,954	(41,801,877)	-	-	7,712,319	992
Invesco Private Prime Fund	-	8,299,670	(5,729,331)	47	387	2,570,773	552
Total	$11,633,029	$51,125,037	$(52,447,237)	$47	$387	$10,311,263	$1,573

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Value ETF (RFV)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-101.61%
Communication Services-2.13%
Telephone & Data Systems, Inc.	65,910	$1,279,972
Consumer Discretionary-25.39%
Adient PLC(b)	46,697	777,038
Adtalem Global Education, Inc.(b)	11,661	400,439
American Eagle Outfitters, Inc.(c)	40,209	402,090
AutoNation, Inc.(b)	29,689	1,524,233
Dana, Inc.(b)	91,575	1,046,702
Delphi Technologies PLC(b)	88,340	1,324,217
Dick’s Sporting Goods, Inc.(c)	14,978	683,296
Foot Locker, Inc.	19,936	585,919
Goodyear Tire & Rubber Co. (The)	139,131	1,253,570
Graham Holdings Co., Class B	1,078	429,443
Lear Corp.	9,123	1,006,997
Nordstrom, Inc.(c)	36,579	500,767
Penn National Gaming, Inc.(b)(c)	36,510	1,235,863
Taylor Morrison Home Corp., Class A(b)	48,779	1,143,868
Thor Industries, Inc.	12,916	1,472,295
TRI Pointe Group, Inc.(b)	65,309	1,091,966
Urban Outfitters, Inc.(b)(c)	23,388	386,838
		15,265,541
Consumer Staples-4.33%
BJ’s Wholesale Club Holdings, Inc.(b)	33,614	1,346,241
Sprouts Farmers Market, Inc.(b)	26,124	689,151
TreeHouse Foods, Inc.(b)	13,006	569,923
		2,605,315
Energy-8.53%
Antero Midstream Corp.(c)	100,235	568,332
CNX Resources Corp.(b)	198,132	1,911,974
EQT Corp.	96,910	1,407,133
PBF Energy, Inc., Class A	49,564	430,216
World Fuel Services Corp.	34,489	811,526
		5,129,181
Financials-21.69%
Associated Banc-Corp.	32,972	423,360
Bank OZK	21,170	509,138
Brighthouse Financial, Inc.(b)	44,884	1,272,013
CNO Financial Group, Inc.	73,149	1,104,550
F.N.B. Corp.	65,263	483,599
First Horizon National Corp.	30,317	281,039
Genworth Financial, Inc., Class A(b)	521,212	1,063,272
Hancock Whitney Corp.	13,594	259,102
Janus Henderson Group PLC (United Kingdom)	26,738	558,557
Jefferies Financial Group, Inc.	48,502	785,732
Kemper Corp.	8,671	680,847
Legg Mason, Inc.	19,168	958,208
Mercury General Corp.	13,595	583,361
Navient Corp.	49,946	397,570
Old Republic International Corp.	32,345	519,784
PacWest Bancorp	18,887	345,160
Pinnacle Financial Partners, Inc.	6,937	274,844
Reinsurance Group of America, Inc.	7,008	597,432
Sterling Bancorp	30,751	345,949
TCF Financial Corp.	8,608	236,634
Texas Capital Bancshares, Inc.(b)	7,816	259,648
Umpqua Holdings Corp.	49,189	533,701
Valley National Bancorp	35,313	263,788
Wintrust Financial Corp.	7,062	302,254
		13,039,542
	Shares	Value
Health Care-5.30%
Acadia Healthcare Co., Inc.(b)	12,921	$385,175
Molina Healthcare, Inc.(b)	3,267	603,415
Patterson Cos., Inc.	69,909	1,856,783
Tenet Healthcare Corp.(b)	12,917	341,525
		3,186,898
Industrials-13.36%
AECOM(b)	22,599	817,858
Avis Budget Group, Inc.(b)(c)	31,154	806,889
Dycom Industries, Inc.(b)	14,935	639,666
JetBlue Airways Corp.(b)	48,430	500,766
KAR Auction Services, Inc.	29,901	452,402
ManpowerGroup, Inc.	14,102	970,076
Regal Beloit Corp.	5,860	538,944
Ryder System, Inc.	32,992	1,208,497
Terex Corp.	28,452	536,320
Trinity Industries, Inc.(c)	27,841	543,735
Univar Solutions, Inc.(b)	34,692	613,008
XPO Logistics, Inc.(b)	5,416	406,308
		8,034,469
Information Technology-8.71%
Alliance Data Systems Corp.	7,098	314,867
Arrow Electronics, Inc.(b)	16,825	1,205,007
Avnet, Inc.	42,831	1,144,444
II-VI, Inc.(b)(c)	13,753	697,552
NetScout Systems, Inc.(b)	18,758	477,579
SYNNEX Corp.	11,201	1,397,213
		5,236,662
Materials-9.88%
Chemours Co. (The)	37,465	694,226
Commercial Metals Co.	46,864	969,148
Domtar Corp.	42,253	886,890
Greif, Inc., Class A	18,305	636,831
Minerals Technologies, Inc.	9,866	462,518
Olin Corp.	74,513	837,526
United States Steel Corp.(c)	167,238	1,113,805
Worthington Industries, Inc.	9,094	340,298
		5,941,242
Real Estate-2.29%
CoreCivic, Inc.	44,279	394,526
GEO Group, Inc. (The)	47,686	506,902
Park Hotels & Resorts, Inc.	32,503	268,800
Pebblebrook Hotel Trust	19,569	207,431
		1,377,659
Total Common Stocks & Other Equity Interests (Cost $77,083,042)		61,096,481
Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $59,398)	59,398	59,398
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.71% (Cost $77,142,440)		61,155,879
See accompanying notes which are an integral part of this schedule.

Invesco S&P Midcap 400® Pure Value ETF (RFV)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.91%
Invesco Private Government Fund, 0.06%(d)(e)(f)	4,018,583	$4,018,583
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,339,260	1,339,528
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,358,111)		5,358,111
TOTAL INVESTMENTS IN SECURITIES-110.62% (Cost $82,500,551)		66,513,990
OTHER ASSETS LESS LIABILITIES-(10.62)%		(6,383,514)
NET ASSETS-100.00%		$60,130,476
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$52,152	$583,605	$(576,359)	$-	$-	$59,398	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,759,341	13,756,032	(15,496,790)	-	-	4,018,583	365
Invesco Private Prime Fund	-	3,488,707	(2,149,277)	-	98	1,339,528	193
Total	$5,811,493	$17,828,344	$(18,222,426)	$-	$98	$5,417,509	$568

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.80%
Cogent Communications Holdings, Inc.	7,646	$688,981
Glu Mobile, Inc.(b)	82,600	779,744
QuinStreet, Inc.(b)	32,570	380,255
TechTarget, Inc.(b)	35,766	1,297,948
		3,146,928
Consumer Discretionary-19.89%
Boot Barn Holdings, Inc.(b)	19,956	386,348
Callaway Golf Co.	54,927	1,046,359
Cavco Industries, Inc.(b)	2,903	581,558
Chuy’s Holdings, Inc.(b)	22,468	357,466
Crocs, Inc.(b)	11,085	398,395
Fox Factory Holding Corp.(b)	13,303	1,183,967
Installed Building Products, Inc.(b)	21,143	1,672,623
LCI Industries	8,206	1,032,315
LGI Homes, Inc.(b)	21,300	2,430,543
Lithia Motors, Inc., Class A	8,084	1,852,449
M.D.C. Holdings, Inc.	25,193	1,129,402
Rent-A-Center, Inc.	55,172	1,595,574
Shake Shack, Inc., Class A(b)(c)	11,712	568,618
Shutterstock, Inc.	8,101	440,208
Sleep Number Corp.(b)	26,376	1,226,484
Steven Madden Ltd.	16,337	346,018
Universal Electronics, Inc.(b)	10,118	466,136
Wingstop, Inc.	13,206	2,063,437
Winnebago Industries, Inc.	29,911	1,806,924
YETI Holdings, Inc.(b)	25,235	1,233,739
Zumiez, Inc.(b)	24,962	576,622
		22,395,185
Consumer Staples-1.80%
Coca-Cola Consolidated, Inc.	3,308	759,384
Inter Parfums, Inc.	7,051	288,315
John B. Sanfilippo & Son, Inc.	3,970	350,035
Medifast, Inc.	3,727	622,894
		2,020,628
Energy-4.46%
DMC Global, Inc.	28,835	847,172
Geospace Technologies Corp.(b)	55,940	422,347
Helix Energy Solutions Group, Inc.(b)	121,972	511,063
Matador Resources Co.(b)(c)	114,671	995,344
Par Pacific Holdings, Inc.(b)	77,283	572,667
Penn Virginia Corp.(b)(c)	48,941	485,005
Ring Energy, Inc.(b)(c)	560,157	616,173
Talos Energy, Inc.(b)	83,996	572,013
		5,021,784
Financials-10.10%
eHealth, Inc.(b)	10,969	758,397
Enova International, Inc.(b)	40,539	652,273
Granite Point Mortgage Trust, Inc.	50,584	343,465
Kinsale Capital Group, Inc.	15,894	3,097,741
Meta Financial Group, Inc.	38,035	709,733
NMI Holdings, Inc., Class A(b)	49,064	761,473
Palomar Holdings, Inc.(b)	11,036	1,008,028
PennyMac Mortgage Investment Trust	50,730	956,261
Preferred Bank	11,639	433,553
ServisFirst Bancshares, Inc.	10,599	387,817
Virtus Investment Partners, Inc.	10,477	1,424,034
Walker & Dunlop, Inc.	16,686	841,141
		11,373,916
	Shares	Value
Health Care-14.31%
Addus HomeCare Corp.(b)	6,380	$615,096
ANI Pharmaceuticals, Inc.(b)	16,203	479,771
Anika Therapeutics, Inc.(b)	10,664	388,170
Cardiovascular Systems, Inc.(b)	22,353	681,319
CONMED Corp.	6,622	546,580
Corcept Therapeutics, Inc.(b)	60,503	904,520
CorVel Corp.(b)	4,398	349,597
Cutera, Inc.(b)	24,538	349,176
Eagle Pharmaceuticals, Inc.(b)	17,481	810,944
Enanta Pharmaceuticals, Inc.(b)	8,710	399,353
Glaukos Corp.(b)	13,826	604,196
Hanger, Inc.(b)	40,460	706,432
Innoviva, Inc.(b)	78,137	1,058,366
LeMaitre Vascular, Inc.	14,616	428,687
Medpace Holdings, Inc.(b)	15,407	1,838,825
NeoGenomics, Inc.(b)	36,902	1,410,763
Pennant Group, Inc. (The)(b)	28,041	702,707
RadNet, Inc.(b)	38,881	617,819
REGENXBIO, Inc.(b)	8,972	296,973
Simulations Plus, Inc.	24,914	1,753,946
Zynex, Inc.(b)(c)	60,849	1,163,433
		16,106,673
Industrials-16.28%
AAON, Inc.	9,197	544,922
Aerojet Rocketdyne Holdings, Inc.(b)	13,499	556,834
Alamo Group, Inc.	5,493	566,383
Albany International Corp., Class A	6,684	321,367
Allegiant Travel Co.	3,603	403,644
American Woodmark Corp.(b)	11,808	951,961
CIRCOR International, Inc.(b)	18,061	473,559
ESCO Technologies, Inc.	7,783	668,871
Exponent, Inc.	7,743	650,877
Federal Signal Corp.	39,806	1,230,403
Forward Air Corp.	8,668	450,649
Franklin Electric Co., Inc.	11,121	601,090
Griffon Corp.	56,783	1,298,627
John Bean Technologies Corp.	6,806	638,131
Patrick Industries, Inc.	23,631	1,511,202
RR Donnelley & Sons Co.	224,774	253,995
Saia, Inc.(b)	10,990	1,312,755
Simpson Manufacturing Co., Inc.	11,077	1,069,595
SPX Corp.(b)	9,783	410,886
SPX FLOW, Inc.(b)	12,318	493,705
Tennant Co.	7,285	485,327
Triumph Group, Inc.	52,342	354,879
UFP Industries, Inc.	21,772	1,267,566
UniFirst Corp.	3,147	586,853
Vicor Corp.(b)	9,481	772,417
Watts Water Technologies, Inc., Class A	5,402	453,174
		18,329,672
Information Technology-22.02%
3D Systems Corp.(b)(c)	62,284	410,451
8x8, Inc.(b)	20,134	320,131
Advanced Energy Industries, Inc.(b)	12,493	919,110
Agilysys, Inc.(b)	26,197	549,089
Alarm.com Holdings, Inc.(b)	14,972	1,048,639
Brooks Automation, Inc.	34,397	1,872,917
Comtech Telecommunications Corp.	19,206	315,362
CSG Systems International, Inc.	13,837	582,953
Diebold Nixdorf, Inc.(b)(c)	83,279	580,455
Digi International, Inc.(b)	36,181	438,514
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Diodes, Inc.(b)	15,697	$807,611
EVERTEC, Inc.	13,857	430,260
ExlService Holdings, Inc.(b)	7,976	510,942
Extreme Networks, Inc.(b)	99,585	453,112
Fabrinet (Thailand)(b)	9,437	685,409
FormFactor, Inc.(b)	40,626	1,171,654
Harmonic, Inc.(b)	73,276	408,880
Ichor Holdings Ltd.(b)	36,327	1,192,252
Itron, Inc.(b)	8,440	587,086
LivePerson, Inc.(b)	15,217	654,027
ManTech International Corp., Class A	8,437	587,046
NIC, Inc.	25,731	564,023
OSI Systems, Inc.(b)	10,283	729,682
Perficient, Inc.(b)	17,736	695,428
Plexus Corp.(b)	8,055	598,406
Power Integrations, Inc.	5,257	641,512
Progress Software Corp.	8,133	283,516
Rogers Corp.(b)	2,856	340,407
SPS Commerce, Inc.(b)	14,425	1,084,327
TTEC Holdings, Inc.	22,017	1,044,927
Ultra Clean Holdings, Inc.(b)	63,985	1,925,309
Viavi Solutions, Inc.(b)	58,692	811,710
Virtusa Corp.(b)	15,546	631,168
Xperi Holding Corp.	49,504	912,854
		24,789,169
Materials-1.84%
Innospec, Inc.	11,212	842,806
Koppers Holdings, Inc.(b)	29,138	733,404
Schweitzer-Mauduit International, Inc., Class A	15,048	489,511
		2,065,721
Real Estate-6.44%
Agree Realty Corp.	5,206	348,646
Community Healthcare Trust, Inc.	20,110	919,630
	Shares	Value
Real Estate-(continued)
Essential Properties Realty Trust, Inc.	60,573	$975,225
Innovative Industrial Properties, Inc.(c)	21,934	2,286,181
Safehold, Inc.	36,796	1,855,622
St. Joe Co. (The)(b)	25,532	526,215
Universal Health Realty Income Trust	4,922	342,473
		7,253,992
Total Common Stocks & Other Equity Interests (Cost $120,786,978)		112,503,668
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $84,214)	84,214	84,214
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $120,871,192)		112,587,882
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.53%
Invesco Private Government Fund, 0.06%(d)(e)(f)	3,826,852	3,826,852
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,275,362	1,275,617
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,102,469)		5,102,469
TOTAL INVESTMENTS IN SECURITIES-104.54% (Cost $125,973,661)		117,690,351
OTHER ASSETS LESS LIABILITIES-(4.54)%		(5,114,635)
NET ASSETS-100.00%		$112,575,716

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$348,313	$(264,099)	$-	$-	$84,214	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,849,089	14,560,793	(14,583,030)	-	-	3,826,852	445
Invesco Private Prime Fund	-	3,854,549	(2,579,097)	-	165	1,275,617	265
Total	$3,849,089	$18,763,655	$(17,426,226)	$-	$165	$5,186,683	$718

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.14%
Communication Services-4.26%
Consolidated Communications Holdings, Inc.(b)	355,037	$2,591,770
Gannett Co., Inc.	241,901	358,014
Meredith Corp.	28,079	403,214
Scholastic Corp.	11,516	275,578
Spok Holdings, Inc.	31,550	316,131
		3,944,707
Consumer Discretionary-25.86%
Abercrombie & Fitch Co., Class A	77,351	744,890
American Axle & Manufacturing Holdings, Inc.(b)	81,103	572,587
Barnes & Noble Education, Inc.(b)	274,883	582,752
Bed Bath & Beyond, Inc.(c)	70,076	758,222
Big Lots, Inc.	43,534	1,712,628
Caleres, Inc.	42,850	270,384
Capri Holdings Ltd.(b)	13,317	199,489
Cato Corp. (The), Class A	30,277	217,692
Chico’s FAS, Inc.	276,461	351,105
Conn’s, Inc.(b)(c)	72,325	720,357
Cooper Tire & Rubber Co.	21,085	654,900
Cooper-Standard Holdings, Inc.(b)	59,652	638,873
Core-Mark Holding Co., Inc.	31,617	838,483
Designer Brands, Inc., Class A	46,144	272,711
Ethan Allen Interiors, Inc.	26,989	319,550
Express, Inc.(b)	253,466	256,001
Fossil Group, Inc.(b)	204,612	677,266
GameStop Corp., Class A(b)(c)	81,166	325,476
Garrett Motion, Inc. (Switzerland)(b)	50,366	296,152
Genesco, Inc.(b)	27,744	431,419
G-III Apparel Group Ltd.(b)	26,881	265,853
Group 1 Automotive, Inc.	9,618	808,104
Haverty Furniture Cos., Inc.	25,898	368,270
Lumber Liquidators Holdings, Inc.(b)(c)	38,595	861,440
Macy’s, Inc.(c)	214,846	1,301,967
MarineMax, Inc.(b)	87,164	2,417,929
Michaels Cos., Inc. (The)(b)(c)	75,413	541,465
Movado Group, Inc.	44,258	426,647
ODP Corp. (The)	68,244	1,506,145
Red Robin Gourmet Burgers, Inc.(b)(c)	44,487	388,816
Shoe Carnival, Inc.(c)	13,054	320,476
Signet Jewelers Ltd.	44,047	473,065
Sonic Automotive, Inc., Class A	30,881	1,177,184
Tupperware Brands Corp.	67,294	1,038,346
Unifi, Inc.(b)	19,083	228,233
Vera Bradley, Inc.(b)	26,731	117,215
Vista Outdoor, Inc.(b)	49,673	851,892
		23,933,984
Consumer Staples-9.28%
Andersons, Inc. (The)	66,921	951,617
B&G Foods, Inc.(c)	30,409	879,124
Central Garden & Pet Co.(b)	3,298	124,862
Central Garden & Pet Co., Class A(b)	13,728	475,675
Fresh Del Monte Produce, Inc.	35,673	805,496
Seneca Foods Corp., Class A(b)	32,042	1,255,406
SpartanNash Co.	107,703	2,264,456
United Natural Foods, Inc.(b)	64,112	1,272,623
Universal Corp.	13,233	557,903
		8,587,162
Energy-13.49%
Bonanza Creek Energy, Inc.(b)	39,669	721,579
Bristow Group, Inc.(b)	21,529	344,679
	Shares	Value
Energy-(continued)
CONSOL Energy, Inc.(b)	124,206	$730,331
Exterran Corp.(b)	177,121	880,291
Green Plains, Inc.(b)(c)	94,714	1,224,652
Gulfport Energy Corp.(b)	621,509	627,724
Helmerich & Payne, Inc.	17,519	312,364
Laredo Petroleum, Inc.(b)	20,381	308,976
Matrix Service Co.(b)	33,240	291,016
Nabors Industries Ltd.(c)	3,675	155,857
Oasis Petroleum, Inc.(b)	529,498	338,879
Oceaneering International, Inc.(b)	24,822	139,500
Oil States International, Inc.(b)	33,420	149,722
Patterson-UTI Energy, Inc.	89,657	347,421
ProPetro Holding Corp.(b)	118,085	634,116
Range Resources Corp.	111,430	719,838
Renewable Energy Group, Inc.(b)(c)	54,322	1,498,201
RPC, Inc.(b)	123,150	365,755
SM Energy Co.	111,706	329,533
Southwestern Energy Co.(b)	827,433	2,010,662
US Silica Holdings, Inc.	79,866	281,927
Valaris PLC (Saudi Arabia)(b)(c)	177,662	69,661
		12,482,684
Financials-8.62%
American Equity Investment Life Holding Co.	20,853	530,709
Berkshire Hills Bancorp, Inc.	9,827	97,877
Cadence BanCorp	27,502	214,791
Customers Bancorp, Inc.(b)	17,055	202,102
Donnelley Financial Solutions, Inc.(b)	85,202	736,997
Encore Capital Group, Inc.(b)(c)	12,026	439,310
EZCORP, Inc., Class A(b)	227,241	1,299,818
Green Dot Corp., Class A(b)	13,233	670,781
Hope Bancorp, Inc.	25,286	213,161
Horace Mann Educators Corp.	7,150	268,697
Pacific Premier Bancorp, Inc.	8,925	187,514
Ready Capital Corp.	21,062	168,917
Simmons First National Corp., Class A	11,677	193,721
Stewart Information Services Corp.	14,301	599,927
StoneX Group, Inc.(b)	28,444	1,492,741
Third Point Reinsurance Ltd. (Bermuda)(b)	32,707	254,788
United Fire Group, Inc.	6,859	174,013
United Insurance Holdings Corp.	31,510	233,174
		7,979,038
Health Care-3.13%
Invacare Corp.	109,420	770,317
Lannett Co., Inc.(b)	75,290	447,976
Magellan Health, Inc.(b)	12,217	906,135
Owens & Minor, Inc.	47,793	768,511
		2,892,939
Industrials-19.80%
ABM Industries, Inc.	16,679	598,776
Aegion Corp.(b)	14,708	226,798
ArcBest Corp.	50,280	1,528,009
Arcosa, Inc.	9,774	412,658
Atlas Air Worldwide Holdings, Inc.(b)	62,352	3,247,292
DXP Enterprises, Inc.(b)	8,750	147,700
Echo Global Logistics, Inc.(b)	53,094	1,330,801
Granite Construction, Inc.	33,903	574,995
Greenbrier Cos., Inc. (The)	56,314	1,448,959
Hawaiian Holdings, Inc.	22,064	262,341
Hub Group, Inc., Class A(b)	11,480	607,292
Kelly Services, Inc., Class A	75,964	1,125,027
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Lydall, Inc.(b)	58,989	$955,622
NOW, Inc.(b)	110,050	867,194
Pitney Bowes, Inc.	107,233	358,158
Resideo Technologies, Inc.(b)	141,067	1,873,370
Team, Inc.(b)	44,457	175,605
Titan International, Inc.	338,988	505,092
TrueBlue, Inc.(b)	35,553	548,583
Veritiv Corp.(b)	63,291	968,985
Wabash National Corp.	49,711	566,208
		18,329,465
Information Technology-5.25%
Applied Optoelectronics, Inc.(b)(c)	29,331	416,794
Bel Fuse, Inc., Class B	42,378	517,012
Daktronics, Inc.	84,111	350,743
NETGEAR, Inc.(b)	15,716	483,267
Photronics, Inc.(b)	21,215	252,034
Sanmina Corp.(b)	33,155	984,040
ScanSource, Inc.(b)	35,755	820,577
TTM Technologies, Inc.(b)	50,666	623,698
Unisys Corp.(b)	34,866	414,557
		4,862,722
Materials-7.88%
AdvanSix, Inc.(b)	41,205	513,002
Boise Cascade Co.	17,695	824,410
Century Aluminum Co.(b)	107,520	936,499
Clearwater Paper Corp.(b)	19,805	731,201
Kraton Corp.(b)	50,370	662,366
Olympic Steel, Inc.	87,452	925,242
Rayonier Advanced Materials, Inc.	307,673	895,329
SunCoke Energy, Inc.	108,821	347,139
TimkenSteel Corp.(b)	162,560	596,595
Trinseo S.A.	14,464	313,869
US Concrete, Inc.(b)	9,906	245,867
Warrior Met Coal, Inc.	19,195	305,584
		7,297,103
	Shares	Value
Real Estate-2.57%
Diversified Healthcare Trust	125,848	$490,178
Hersha Hospitality Trust	41,014	195,227
iStar, Inc.	49,312	572,512
Realogy Holdings Corp.	123,921	1,122,724
		2,380,641
Total Common Stocks & Other Equity Interests (Cost $125,333,873)		92,690,445
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $15,417)	15,417	15,417
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $125,349,290)		92,705,862
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.69%
Invesco Private Government Fund, 0.06%(d)(e)(f)	6,720,838	6,720,838
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,248,726	2,249,176
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,969,953)		8,970,014
TOTAL INVESTMENTS IN SECURITIES-109.85% (Cost $134,319,243)		101,675,876
OTHER ASSETS LESS LIABILITIES-(9.85)%		(9,117,595)
NET ASSETS-100.00%		$92,558,281

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$4,089	$999,022	$(987,694)	$-	$-	$15,417	$5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,744,801	13,440,991	(15,464,954)	-	-	6,720,838	676
Invesco Private Prime Fund	-	4,671,463	(2,422,518)	61	170	2,249,176	363
Total	$8,748,890	$19,111,476	$(18,875,166)	$61	$170	$8,985,431	$1,044

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of July 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$593,567,887	$-	$-	$593,567,887
Money Market Funds	30,039	4,671,548	-	4,701,587
Total Investments	$593,597,926	$4,671,548	$-	$598,269,474
Invesco S&P Midcap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$315,691,285	$-	$-	$315,691,285
Money Market Funds	28,171	10,283,092	-	10,311,263
Total Investments	$315,719,456	$10,283,092	$-	$326,002,548
Invesco S&P Midcap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,096,481	$-	$-	$61,096,481
Money Market Funds	59,398	5,358,111	-	5,417,509
Total Investments	$61,155,879	$5,358,111	$-	$66,513,990
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$112,503,668	$-	$-	$112,503,668
Money Market Funds	84,214	5,102,469	-	5,186,683
Total Investments	$112,587,882	$5,102,469	$-	$117,690,351
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$92,690,445	$-	$-	$92,690,445
Money Market Funds	15,417	8,970,014	-	8,985,431
Total Investments	$92,705,862	$8,970,014	$-	$101,675,876

NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.